Convertible Preferred Stock and Stockholder's Deficit (Tables)	12 Months Ended
Dec. 31, 2012
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Summary of Common Stock Reserved for Future Issuance

Shares of common stock are reserved as follows:

As of December 31, 2012
Common stock underlying Series A Preferred Stock	23,707,454
Warrants outstanding	4,615
Stock options outstanding	2,128,264
Options reserved for future issuance under the Company’s 2012 Incentive Plan	871,736

Total reserved for future issuance	26,712,069

Estimated Fair Value of Derivatives Using Black-Scholes Option Pricing Model

The fair value of the derivatives is estimated using the Black-Scholes option pricing model with the following inputs:

	As of September 24, 2011
	April 2011 Warrants	March 2011 5 Year Warrants	March 2011 13 Month Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$1.00	$1.00	$1.00	$2.70	$4.50
Expected term	6.56	4.40	0.50	5.00	2.80
Volatility	98.87%	98.87%	98.87%	98.87%	98.87%
Risk-free rate	1.35%	0.63%	0.02%	0.89%	0.37%

Summary of Changes in Fair Value of Warrant Liability

The change in fair value of the warrant liability during the period ended September 24, 2011 was as follows (in thousands):

	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Total
Derivative liability, January 1, 2011	$—	$—	$1,195	$1,943	$3,138
Derivative liability at issuance	6,932	1,790	—	—	8,722
Change in fair value of derivatives	561	(625)	(881)	(1,666)	(2,611)
Reclassification to divisional deficit	(7,493)	(1,165)	(314)	(277)	(9,249)

Derivative liability, September 24, 2011	$—	$—	$—	$—	$—